STATEMENTS OF FINANCIAL POSITION - CAD ($)	Jul. 31, 2025	Jul. 31, 2024
Current assets
Cash	$ 3,076,972	$ 1,906,327
Amounts receivable and other assets	86,239	103,342
Total Current Assets	3,163,211	2,009,669
Non-current assets
Mineral property interests	1,021,350	987,050
Right-of-use asset	7,421	17,316
Total assets	4,191,982	3,014,035
Current liabilities
Amounts payable and other liabilities	266,815	303,693
Due to related parties	4,459	6,963
Lease liability	10,169	12,216
Total current liabilities	281,443	322,872
Non-current liabilities
Lease liability	0	10,169
Total liabilities	281,443	333,041
Shareholders' equity
Share capital	37,607,312	33,312,270
Shares to be issued	0	8,700
Reserves	1,850,142	1,433,400
Accumulated deficit	(35,546,915)	(32,073,376)
Total shareholders' equity	3,910,539	2,680,994
Total liabilities and shareholders' equity	$ 4,191,982	$ 3,014,035